Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
OPERATING ACTIVITIES:
Net loss		$ (97,941)		$ (65,347)		$ (158,224)
Non-cash adjustments
Depreciation and amortization		6,922		4,656		2,860
Impairment losses		56,889		9,243
Provision for doubtful receivables		3,545		8,807		47
Amortization and write-off of deferred financing costs		1,387		158		460
Amortization of the beneficial conversion feature		18		258		264
Change in fair value of derivative financial instruments		127		4,480		(278)
Gain on extinguishment of liabilities, net		(3,424)
Share-based compensation		14,156		23,402		25,193
Warrants compensation expense						7,104
Loss / (Gain) on equity settlement		5,212		(7,960)		83,786
Discounts from suppliers						(162)
Loss on sale of vessels and other fixed assets		177		1,150
Loss from investments in Joint Ventures		1,966		192		790
Decrease (increase) in:
-Trade receivables		(959)		(143)		149
-Other receivables		(384)		147		1,790
-Inventories		503		(432)		(207)
-Prepaid expenses		450		4		(242)
-Due from/to Joint Ventures		(342)		(156)		(118)
-Due from/to related parties		177		270		628
Increase (decrease) in:
-Accounts payable, trade		1,642		665		29,111
-Other current Liabilities				7,745
-Accrued liabilities		6,559		7,459		4,718
-Deferred income		731		(266)		(174)
Payments for dry-docking / special survey costs		(735)		(666)		(366)
Net cash used in operating activities		(3,324)		(6,334)		(2,871)
INVESTING ACTIVITIES:
Vessel acquisitions				(36,775)		(390)
Cash acquired through business combination				90
Coal acquisition				(147)		(125)
Other fixed asset acquisitions		(9)		(191)		(1,156)
Proceeds from sale of available for sale securities				497
Proceeds from the sale of vessels and other fixed assets		3,002
Net cash provided by / (used in) investing activities		2,993		(36,526)		(1,671)
FINANCING ACTIVITIES:
Principal repayments of long-term debt		(3,576)		(646)		(1,400)
Proceeds from long-term debt						300
Proceeds from notes, net		5,044		12,559		5,309
Proceeds from warrants issuance						250
Proceeds from preference shares				2,500
Restricted cash for debt repayment		152		(152)		1,311
Proceeds from the sale and leaseback of vessels				27,750
Capital lease payments		(791)		(519)
Payments for deferred charges		(174)		(499)
Net cash provided by financing activities		655		40,993		5,770
Net increase / (decrease) in cash and cash equivalents		324		(1,867)		1,228
Cash and cash equivalents
Beginning of period		404		2,271		1,043
End of period		728		404		2,271
Cash discontinued operations coal		6		2		1,333
Cash continued operations		722		402		938
Supplemental Cash Flow information:
Interest paid, net of capitalised interest		7,041		3,945		1,971
Issuance of warrants				11,159
Assets acquired and liabilities assumed under business acquisitions:
Vessels and other fixed assets, net acquired				20,350
Long- term debt assumed				(12,385)
Land, buildings, production equipment						9,650
- Other assets and liabilities, net acquired				(8,291)		(15,073)
Mineral rights under lease						20,117
Settlement of Piraeus Bank Credit Facilities [Member]
Supplemental Cash Flow information:
Issuance of common shares						17,033
Settlement of Warrant Liabilities [Member]
Supplemental Cash Flow information:
Issuance of common shares	[1]	1,330		139
Settlement of Interest Expense [Member]
Supplemental Cash Flow information:
Issuance of common shares	[1]	2,619		1,187
Settlement of Convertible Notes [Member]
Supplemental Cash Flow information:
Issuance of common shares	[1]	$ 2,983		21,762
Settlement of Share Settled Debt [Member]
Supplemental Cash Flow information:
Issuance of common shares	[1]			59,004
Settlement of Liabilities [Member]
Supplemental Cash Flow information:
Issuance of common shares		$ 832	[1]	33,311	[1]	$ 25,185
Settlement of Derivative Liabilities [Member]
Supplemental Cash Flow information:
Issuance of common shares	[1]	$ 2,583		$ 37,205

[1]	Amounts reflected at fair value